UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08476

                           The Gabelli Multimedia Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                  Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Multimedia Trust Inc.

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Christopher J. Marangi Lawrence J. Haverty, CFA

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) total return of The Gabelli Multimedia Trust (the “Fund”) was 6.4%, compared with a total return of 4.9% for the Morgan Stanley Capital International (“MSCI”) World Index. The total return for the Fund’s publicly traded shares was 12.2%. The Fund’s NAV per share was $8.39, while the price of the publicly traded shares closed at $7.69 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (11/15/94)
Gabelli Multimedia Trust Inc.
NAV Total Return (b)	6.36%	12.79%	15.85%	5.35%	6.35%	8.57%
Investment Total Return (c)	12.23	15.83	17.19	6.15	7.02	8.60
Standard & Poor’s 500 Index	3.85	15.43	16.37	7.24	7.15	9.51(d)
MSCI World Index	4.87	11.36	11.63	4.47	6.29	6.70(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Standard & Poor’s 500 and MSCI World Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the MSCI World Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From November 30, 1994, the date closest to the Fund’s inception for which data is available.

The Gabelli Multimedia Trust Inc.

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 90.8%
	DISTRIBUTION COMPANIES — 55.0%
	Broadcasting — 10.2%
10,000	Asahi Broadcasting Corp.	$65,184
61,000	CBS Corp., Cl. A, Voting	3,349,510
6,400	Chubu-Nippon Broadcasting Co. Ltd.	39,193
16,000	Cogeco Inc.	627,097
2,000	Corus Entertainment Inc., OTC, Cl. B	18,560
13,000	Corus Entertainment Inc., Toronto, Cl. B	120,393
34,000	Discovery Communications Inc., Cl. A†	915,280
127,000	Discovery Communications Inc., Cl. C†	3,341,370
81,000	Grupo Radio Centro SAB de CV, Cl. A†	59,299
140,000	ITV plc	339,693
4,550	Lagardere SCA	115,847
11,500	Liberty Broadband Corp., Cl. A†	806,840
32,739	Liberty Broadband Corp., Cl. C†	2,340,184
10,750	Liberty Media Group, Cl. A†	307,987
28,000	Liberty Media Group, Cl. C†	787,920
43,000	Liberty SiriusXM Group, Cl. A†	1,461,140
75,000	Liberty SiriusXM Group, Cl. C†	2,505,750
4,000	M6 Metropole Television SA	72,164
16,000	Media General Inc.†	294,880
68,566	Media Prima Berhad	21,885
44,000	MSG Networks Inc., Cl. A†	818,840
36,000	Nippon Television Holdings Inc.	604,941
4,650	NRJ Group†	47,535
20,000	Pandora Media Inc.†	286,600
3,400	RTL Group SA	283,018
70,000	Salem Media Group Inc.	411,600
19,000	Sinclair Broadcast Group Inc., Cl. A	548,720
49,000	Starz, Cl. A†	1,528,310
17,000	TEGNA Inc.	371,620
45,000	Television Broadcasts Ltd.	171,729
23,000	Television Francaise 1	222,975
9,633	TiVo Corp.†	187,641
73,000	Tokyo Broadcasting System Holdings Inc.	1,130,940
240,000	TV Azteca SA de CV	38,247
22,143	Wireless Group plc	90,119

		24,333,011

	Business Services — 1.2%
6,000	Cogint Inc.†	30,540
184	Contax Participacoes SA†	598
1,000	Convergys Corp.	30,420
6,000	Impellam Group plc	58,326
10,000	Monster Worldwide Inc.†	36,100
1,000	Qumu Corp.†	2,290
21,000	S&P Global Inc.	2,657,760

		2,816,034

	Cable — 12.0%
26,000	Altice NV, Cl. A†	466,440
4,000	Altice NV, Cl. B†	72,030

Shares		Market Value

36,000	AMC Networks Inc., Cl. A†	$1,866,960
2,700	Cable One Inc.	1,576,800
11,692	Charter Communications Inc., Cl. A†	3,156,489
36,500	Cogeco Communications Inc.	1,801,700
64,000	Comcast Corp., Cl. A	4,245,760
32,932	Liberty Global plc, Cl. A†	1,125,605
130,177	Liberty Global plc, Cl. C†	4,301,058
5,937	Liberty Global plc LiLAC, Cl. A†	163,802
24,048	Liberty Global plc LiLAC, Cl. C†	674,546
114,690	Rogers Communications Inc., New York, Cl. B	4,865,150
19,310	Rogers Communications Inc., Toronto, Cl. B	819,234
24,000	Scripps Networks Interactive Inc., Cl. A	1,523,760
11,000	Shaw Communications Inc., New York, Cl. B	225,060
78,000	Shaw Communications Inc., Toronto, Cl. B	1,596,326
5,800	Sky plc, ADR	269,381

		28,750,101

	Consumer Services — 2.3%
1,000	Expedia Inc.	116,720
12,000	H&R Block Inc.	277,800
18,000	IAC/InterActiveCorp.	1,124,460
107,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,141,070
17,000	Liberty TripAdvisor Holdings Inc., Cl. A†	371,450
35,814	Liberty Ventures, Cl. A†	1,427,904

		5,459,404

	Diversified Industrial — 0.6%
16,000	Bouygues SA	530,134
3,000	Fortune Brands Home & Security Inc.	174,300
23,000	Jardine Strategic Holdings Ltd.	752,100
3,000	Malaysian Resources Corp. Berhad	943

		1,457,477

	Electronics — 0.3%
12,500	Dolby Laboratories Inc., Cl. A	678,625

	Entertainment — 7.1%
26,000	Gogo Inc.†	287,040
252,000	Grupo Televisa SAB, ADR	6,473,880
7,100	Liberty Braves Group, Cl. A†	123,895
49,520	Liberty Braves Group, Cl. C†	860,658
23,200	Naspers Ltd., Cl. N	4,015,675
1,000	Netflix Inc.†	98,550
4,000	Reading International Inc., Cl. A†	53,400
5,300	Reading International Inc., Cl. B†	79,500
5,000	Regal Entertainment Group, Cl. A	108,750
83,000	Sky plc	961,764
16,000	Take-Two Interactive Software Inc.†	721,280
19,500	The Madison Square Garden Co, Cl. A†	3,303,495

		17,087,887

	Equipment — 1.7%
12,500	American Tower Corp.	1,416,625
3,600	Amphenol Corp., Cl. A	233,712

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Equipment (Continued)
80,000	Corning Inc.	$1,892,000
200	Furukawa Electric Co. Ltd.	5,394
5,000	General Motors Co.	158,850
7,500	QUALCOMM Inc.	513,750

		4,220,331

	Financial Services — 2.1%
20,000	Caribbean Investment Holdings Ltd.†	2,074
35,500	Kinnevik AB, Cl. A	987,353
45,000	Kinnevik AB, Cl. B	1,147,713
6,000	LendingTree Inc.†	581,460
55,000	PayPal Holdings Inc.†	2,253,350
15,000	Waterloo Investment Holdings Ltd.†	600

		4,972,550

	Food and Beverage — 0.1%
2,994	Pernod Ricard SA	354,326

	Retail — 0.7%
200	Amazon.com Inc.†	167,462
27,000	Best Buy Co. Inc.	1,030,860
5,000	FTD Companies Inc.†	102,850
9,000	HSN Inc.	358,200

		1,659,372

	Satellite — 3.3%
1,000	Asia Satellite Telecommunications Holdings Ltd.†	1,380
33,000	DigitalGlobe Inc.†	907,500
70,000	DISH Network Corp., Cl. A†	3,834,600
32,000	EchoStar Corp., Cl. A†	1,402,560
30,000	Iridium Communications Inc.†	243,300
23,900	Loral Space & Communications Inc.†	934,729
250,000	PT Indosat Tbk†	115,413
3,000	SKY Perfect JSAT Holdings Inc.	14,615
2,000	ViaSat Inc.†	149,300
30,000	Videocon d2h Ltd., ADR†	293,400

		7,896,797

	Telecommunications: Long Distance — 2.0%
80,000	AT&T Inc.	3,248,800
2,020	BCE Inc., New York	93,284
1,074	BCE Inc., Toronto	49,601
200,000	Sprint Corp.†	1,326,000

		4,717,685

	Telecommunications: National — 5.3%
5,000	China Telecom Corp. Ltd., ADR	255,200
5,000	China Unicom Hong Kong Ltd., ADR	60,900
14,000	Communications Sales & Leasing Inc.†	439,740
61,000	Deutsche Telekom AG, ADR	1,024,190

Shares		Market Value

16,000	Elisa Oyj	$590,076
3,605	Hellenic Telecommunications Organization SA	31,588
10,000	Inmarsat plc	91,378
34,500	Level 3 Communications Inc.†	1,600,110
1,000	Magyar Telekom Telecommunications plc, ADR	8,180
10,000	Nippon Telegraph & Telephone Corp.	455,007
5,000	Oi SA, ADR†	4,515
200	Oi SA, Cl. C, ADR†	1,136
4,000	Orange SA, ADR	62,320
22,000	PLDT Inc., ADR	784,740
3,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	198,240
6,000	Rostelecom PJSC, ADR	45,000
28,000	Swisscom AG, ADR	1,336,720
6,000	Telecom Argentina SA, ADR	109,800
385,000	Telecom Italia SpA†	319,612
50,000	Telecom Italia SpA	33,925
17,500	Telefonica Brasil SA, ADR	253,225
118,026	Telefonica SA, ADR	1,189,702
145,000	Telekom Austria AG	818,505
55,000	Telesites SAB de CV†	31,060
15,172	Telia Co. AB	67,948
2,400	Telstra Corp. Ltd., ADR	48,048
48,000	Verizon Communications Inc.	2,495,040
82,000	VimpelCom Ltd., ADR	285,360

		12,641,265

	Telecommunications: Regional — 1.6%
75,000	Cincinnati Bell Inc.†	306,000
78,000	Telephone & Data Systems Inc.	2,120,040
8,000	TELUS Corp., New York	264,000
32,000	TELUS Corp., Toronto	1,055,894

		3,745,934

	Wireless Communications — 4.5%
55,000	America Movil SAB de CV, Cl. L, ADR	629,200
19,000	Global Telecom Holding SAE, GDR†	36,860
11,000	HC2 Holdings Inc.†	59,950
240,000	Jasmine International plc	49,870
48,000	Millicom International Cellular SA, SDR	2,489,859
88,000	NTT DoCoMo Inc.	2,223,322
19,000	Orascom Telecom Media and Technology Holding SAE, GDR†	7,572
28,000	ORBCOMM Inc.†	287,000
34,000	SK Telecom Co. Ltd., ADR	768,400
4,203	Tim Participacoes SA, ADR	51,445
48,000	T-Mobile US Inc.†	2,242,560
12,000	Turkcell Iletisim Hizmetleri A/S, ADR†	96,720
29,000	United States Cellular Corp.†	1,053,860
25,000	Vodafone Group plc, ADR	728,750

		10,725,368

	TOTAL DISTRIBUTION COMPANIES	131,516,167

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES — 35.8%
	Business Services — 0.1%
14,000	Scientific Games Corp., Cl. A†	$157,780
25,000	YuMe Inc.†	99,250

		257,030

	Business Services: Advertising — 2.0%
170,000	Clear Channel Outdoor Holdings Inc., Cl. A	992,800
15,000	Harte-Hanks Inc.	24,300
6,000	Havas SA	50,713
9,357	JC Decaux SA	302,513
8,000	Lamar Advertising Co., Cl. A	522,480
1,500	Publicis Groupe SA	113,436
4,000	Ströeer SE & Co KGaA	173,806
110,000	The Interpublic Group of Companies Inc.	2,458,500
10,000	Tremor Video Inc.†	16,800

		4,655,348

	Computer Hardware — 1.8%
38,200	Apple Inc.	4,318,510

	Computer Software and Services — 11.9%
37,000	Activision Blizzard Inc.	1,639,100
4,400	Alphabet Inc., Cl. A†	3,537,864
1,404	Alphabet Inc., Cl. C†	1,091,315
76,000	Blucora Inc.†	851,200
3,581	CommerceHub Inc., Cl. A†	56,580
7,162	CommerceHub Inc., Cl. C†	113,947
29,300	comScore Inc.†	898,338
50,000	EarthLink Holdings Corp.	310,000
74,000	eBay Inc.†	2,434,600
48,500	Facebook Inc., Cl. A†	6,221,095
8,000	GrubHub Inc.†	343,920
12,000	Guidance Software Inc.†	71,520
212,800	Internap Corp.†	351,120
10,000	InterXion Holding NV†	362,200
12,000	LinkedIn Corp., Cl. A†	2,293,440
12,000	Microsoft Corp.	691,200
7,000	QTS Realty Trust Inc., Cl. A	369,950
6,000	SoftBank Corp.	385,898
150,000	Yahoo! Inc.†	6,465,000

		28,488,287

	Consumer Products — 0.7%
2,200	Nintendo Co. Ltd.	577,200
35,000	Nintendo Co. Ltd., ADR	1,154,300

		1,731,500

	Consumer Services — 0.0%
5,000	XO Group Inc.†	96,650

	Electronics — 3.2%
2,000	IMAX Corp.†	57,940

Shares		Market Value

6,000	Intel Corp.	$226,500
3,440	Koninklijke Philips NV	101,790
219,000	Sony Corp., ADR	7,272,990

		7,659,220

	Entertainment — 7.7%
28,000	Ascent Capital Group Inc., Cl. A†	648,760
50,000	Entravision Communications Corp., Cl. A	381,500
79,200	GMM Grammy Public Co. Ltd.†	18,629
10,000	Lions Gate Entertainment Corp.	199,900
25,000	Live Nation Entertainment Inc.†	687,000
17,000	STV Group plc	84,282
8,000	The Walt Disney Co.	742,880
55,000	Time Warner Inc.	4,378,550
116,000	Twenty-First Century Fox Inc., Cl. A	2,809,520
68,000	Twenty-First Century Fox Inc., Cl. B	1,682,320
14,544	UBM plc	134,597
65,000	Universal Entertainment Corp.†	1,917,213
55,500	Viacom Inc., Cl. A	2,376,510
100,000	Vivendi SA	2,016,423
10,000	World Wrestling Entertainment Inc., Cl. A	213,000

		18,291,084

	Hotels and Gaming — 5.9%
121,000	Boyd Gaming Corp.†	2,393,380
800	Churchill Downs Inc.	117,080
10,000	Golden Entertainment Inc.	124,700
4,200	Greek Organization of Football Prognostics SA	35,480
5,000	Hilton Worldwide Holdings Inc.	114,650
30,000	International Game Technology plc	731,400
17,197	Interval Leisure Group Inc.	295,273
150,000	Ladbrokes plc	272,190
38,000	Las Vegas Sands Corp.	2,186,520
156,250	Mandarin Oriental International Ltd.	203,906
33,000	Melco Crown Entertainment Ltd., ADR	531,630
22,000	MGM China Holdings Ltd.	38,178
4,000	Penn National Gaming Inc.†	54,280
82,000	Ryman Hospitality Properties Inc.	3,949,120
30,000	Wynn Resorts Ltd.	2,922,600

		13,970,387

	Publishing — 2.5%
15,000	AH Belo Corp., Cl. A	110,250
20,000	Arnoldo Mondadori Editore SpA†	20,512
8,500	Gannett Co Inc.	98,940
1,600	Graham Holdings Co., Cl. B	770,192
30,000	Il Sole 24 Ore SpA†	17,069
800	John Wiley & Sons Inc., Cl. B	43,072
11,000	Meredith Corp.	571,890
5,263	Nation International Edutainment Public Co. Ltd.	284
1,000,000	Nation Multimedia Group Public Co. Ltd.	31,169
30,000	News Corp., Cl. A	419,400
60,000	News Corp., Cl. B	853,200

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Publishing (Continued)
8,000	Nielsen Holdings plc	$428,560
974,000	Post Publishing Public Co. Ltd.†	120,309
1,000	Scholastic Corp.	39,360
247,000	Singapore Press Holdings Ltd.	690,086
600	Spir Communication†	2,595
11,000	Telegraaf Media Groep NV	42,878
69,500	The E.W. Scripps Co., Cl. A†	1,105,050
12,000	Tribune Media Co., Cl. A	438,240
3,000	Wolters Kluwer NV	128,383

		5,931,439

	Real Estate Investment Trusts — 0.0%
2,000	Outfront Media Inc.	47,300

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	85,446,755

	TOTAL COMMON STOCKS	216,962,922

	RIGHTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Wireless Communications — 0.0%
25,000	Leap Wireless International Inc., CVR, expire 03/14/17†	63,000

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
1,000	Malaysian Resources Corp. Bhd, expire 09/16/18†	29

	Telecommunications — 0.0%
117,647	Jasmine International plc, expire 07/05/20†	12,359

	TOTAL WARRANTS	12,388

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 9.2%
$21,860,000	U.S. Treasury Bills, 0.165% to 0.501%††, 10/27/16 to 03/23/17	$21,843,146

	TOTAL INVESTMENTS — 100.0% (Cost $170,117,166)	$238,881,456

	Aggregate tax cost	$171,826,321

	Gross unrealized appreciation	$77,527,727
	Gross unrealized depreciation	(10,472,592)

	Net unrealized appreciation/depreciation	$67,055,135

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Total Investments	Market Value
North America	75.2%	$179,628,757
Europe	11.0	26,237,129
Japan	6.6	15,846,198
Latin America	4.0	9,467,632
South Africa	1.7	4,015,675
Asia/Pacific	1.5	3,641,633
Africa/Middle East	0.0	44,432

Total Investments	100.0%	$238,881,456

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Copyright/Creativity Companies
Publishing	$ 5,779,961	$ 151,478	—	$ 5,931,439
Distribution Companies
Broadcasting	24,273,712	59,299	—	24,333,011
Financial Services	4,969,876	2,074	$ 600	4,972,550
Wireless Communications	10,675,498	—	49,870	10,725,368
Other Industries (a)	171,000,554	—	—	171,000,554

Total Common Stocks	216,699,601	212,851	50,470	216,962,922

Rights (a)	—	—	63,000	63,000
Warrants (a)	12,388	—	—	12,388
U.S. Government Obligations	—	21,843,146	—	21,843,146

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$216,711,989	$22,055,997	$113,470	$238,881,456

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Lawrence J. Haverty, Jr., CFA, joined GAMCO Investors, Inc. in 2005 and currently is a portfolio manager of Gabelli Funds, LLC and the Fund. Mr. Haverty was previously a managing director for consumer discretionary research at State Street Research, the Boston based subsidiary of Metropolitan Life Insurance Company. He holds a BS from the Wharton School and a MA from the Graduate School of Arts and Sciences at the University of Pennsylvania where he was a Ford Foundation Fellow.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Christopher J. Marangi

Managing Director,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Paul Hastings LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGT Q3/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Multimedia Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.